Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 113	$ 150
Accounts receivable, net			19
Other current assets, net		25,638	24,989
Current assets of discontinued operations			4,566
Total current assets		25,955	29,915
OTHER ASSETS
Property and equipment, net		34,265	10,239
Long-term investments, net			32,018
Right-of-use assets			2
Total non-current assets		34,265	42,259
Total assets		60,220	72,174
CURRENT LIABILITIES
Accounts payable		11,442	11,601
Accrued expenses and other current payables		10,432	10,553
Deferred revenue		7,269	7,292
Consideration received from buyer		27,400	28,169
Payable for earnout commitment		20,900	21,487
Taxes payable		1,152	1,495
Lease liabilities, current			6
Current liabilities of discontinued operations			1,550
Total current liabilities		78,595	84,419
OTHER LIABILITIES
Total non-current liabilities		3,631	8,842
Total liabilities		82,226	93,261
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares ($0.04 par value; 900,000,000 shares authorized; 4,525,643 and 15,639,877 shares issued as of December 31, 2023 and 2024, respectively; 4,474,836 and 14,332,648 shares outstanding as of December 31, 2023 and 2024, respectively)*	[1]	575	181
Additional paid-in capital		311,740	298,750
Treasury shares (24,818 and 1,307,229 shares as of December 31, 2023 and 2024)		(1,517)	(1,148)
Deferred share compensation		(814)
Accumulated deficits		(332,464)	(318,813)
Accumulated other comprehensive income		33,407	32,879
Total AirNet Technology Inc. shareholders’ equity		10,927	11,849
NON-CONTROLLING INTERESTS		(32,933)	(32,936)
Total deficits		(22,006)	(21,087)
Total liabilities and shareholders’ equity		60,220	72,174
Related Party
CURRENT ASSETS
Amount due from related parties		204	191
CURRENT LIABILITIES
Amounts due to related parties			2,266
OTHER LIABILITIES
Amounts due to related parties, non-current		$ 3,631	$ 8,842

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares and change of authorized share capital (Note 11).